N-2 - USD ($)					3 Months Ended
		Apr. 29, 2024	Apr. 25, 2024	Apr. 17, 2024	Mar. 31, 2024		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001544206
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Entity Registrant Name		Carlyle Secured Lending, Inc.
Entity Address, Address Line One		One Vanderbilt Avenue
Entity Address, Address Line Two		Suite 3400
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		212
Local Phone Number		813-4900
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	None	(3)
Total stockholder transaction expenses	—	(4)

(1)
In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of shares of our common stock on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that stockholders may have paid in connection with their purchase of shares of our common stock.

(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The expenses of the dividend reinvestment plan are included in “Other expenses”. For additional information, see “Dividend Reinvestment Plan.”
(4)	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]	[4]	0.00%
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of net assets attributable to common stock): (5)
Base management fee payable under the Investment Advisory Agreement	3.30	% (6)
Incentive fee payable under the Investment Advisory Agreement (17.5% of pre-incentive fee net investment income and capital gains)	2.62	% (7)
Interest payments on borrowed funds	8.31	% (8)
Other expenses	1.02	% (9)(11)
Acquired fund fees and expenses	3.83	% (10)
Total annual expenses	19.09	% (11)

(5)	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $862,812 million as of December 31, 2023.
(6)
The base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.50% of the average value of the Company’s gross assets at the end of the two most recently completed fiscal quarters; provided, however, the base management fee is calculated at an annual rate of 1.00% of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (A) 200% and (B) the average value of the Company’s net asset value at the end of the two most recently completed calendar quarters. “Gross assets” is determined on a consolidated basis in accordance with U.S. GAAP, includes assets acquired through the incurrence of debt, and excludes cash and any temporary investments in cash equivalents. The base management fee is payable quarterly in arrears, will be appropriately adjusted for any share issuances or repurchases during such the applicable fiscal quarters, and will be appropriately pro-rated
for any partial month or quarter. For purposes of the table above, the percentage reflected is calculated based on our average net assets (rather than our average gross assets) for the same period. The base management fee is payable quarterly in arrears. See “Related Party Transactions—Investment Advisory Agreement” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference.
(7)
We may have capital gains and net investment income that could result in the payment of an incentive fee to the Investment Adviser in the twelve months after the date of this prospectus. The incentive fee payable in the example below is estimated based on our actual results for the year ended December 31, 2023, and assumes that the incentive fee is 17.5% for all relevant periods. However, the incentive fee payable to the Investment Adviser is based on our performance and will not be paid unless we achieve certain goals.

The incentive fee has two parts. The first part is calculated and payable quarterly in arrears based on our pre-incentive
fee net investment income for the immediately preceding calendar quarter. The second part is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Advisory Agreement, as of the termination date) in an amount equal to 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Related Party Transactions—Investment Advisory Agreement” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference.
(8)
Interest payments on borrowed funds is estimated based on our interest expense for the year ended December 31, 2023 under (i) our secured borrowings under the Credit Facility, which were $260.4 million as of December 31, 2023, (ii) the $449.2 million in aggregate principal amount of notes offered by the
2015-1
Issuer (the
“2015-1R
Notes”), (iii) the $115 million in aggregate principal amount of 4.750% senior unsecured notes due December 31, 2024 (the “2019 Notes”), (iv) the $75 million in aggregate principal amount of 4.500% senior unsecured notes due December 31, 2024 (the “2020 Notes”), and (v) the “2028 Notes, excluding fees (such as fees on undrawn amounts and amortization of upfront fees). This estimated item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.

(9)
Includes our estimated overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Investment Adviser. See “Related Party Transactions—Administration Agreement” and
“—Sub-Administration
Agreements” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference. The expenses in this table are based on our estimated amounts for the current fiscal year.

(10)
Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. This amount includes the estimated annual fees and expenses of Credit Fund and Credit Fund II, which were our only acquired fund as of December 31, 2023.

(11)	Estimated.

Management Fees [Percent]	[5],[6]	3.30%
Interest Expenses on Borrowings [Percent]	[6],[7]	8.31%
Incentive Fees [Percent]	[6],[8]	2.62%
Acquired Fund Fees and Expenses [Percent]	[6],[9]	3.83%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6],[10],[11]	1.02%
Total Annual Expenses [Percent]	[6],[10]	19.09%
Expense Example [Table Text Block]
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The incentive fee payable in the example below assumes that the incentive fee is 17.5% for all relevant periods. Transaction expenses are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains) (1)	$126	$351	$542	$907
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$135	$372	$570	$935

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)
Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]	Includes our estimated overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Investment Adviser. See “Related Party Transactions—Administration Agreement” and
“—Sub-Administration
		Agreements” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference. The expenses in this table are based on our estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.50% of the average value of the Company’s gross assets at the end of the two most recently completed fiscal quarters; provided, however, the base management fee is calculated at an annual rate of 1.00% of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (A) 200% and (B) the average value of the Company’s net asset value at the end of the two most recently completed calendar quarters. “Gross assets” is determined on a consolidated basis in accordance with U.S. GAAP, includes assets acquired through the incurrence of
Acquired Fund Fees and Expenses, Note [Text Block]		Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. This amount includes the estimated annual fees and expenses of Credit Fund and Credit Fund II, which were our only acquired fund as of December 31, 2023.
Incentive Allocation [Percent]		17.50%
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
The information in “Senior Securities” in Note 11 to our consolidated financial statements in our 2023 Annual Report is incorporated herein by reference. This information about our senior securities should be read in conjunction with our audited consolidated financial statements and related notes thereto and the section titled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in our 2023 Annual Report, as well as any amendments reflected in subsequent filings with the SEC.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Company involves a high degree of risk. You should carefully consider the risks set out below and described in Part I, Item 1A, “Risk Factors,” in our 2023 Annual Report, which is incorporated herein by reference, together with the other information set forth in this prospectus and in the other documents that we include or incorporate by reference into this prospectus before making a decision about investing in our securities. Please refer to the section of our 2023 Annual Report entitled “Risk Factors — Risks Related to an Investment in Our Securities” which is incorporated by reference herein, for a discussion of the risks of investing in the Company.

The risks set out below and discussed in our 2023 Annual Report are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. The following considerations, together with all of the other information included in this prospectus and the accompanying prospectus supplement, including our consolidated financial statements and the related notes thereto, should be carefully evaluated before making an investment in the Company. If any of the following events occur, our business, financial condition and operating result could be materially and adversely affected. In such case, our NAV and the trading price of our common stock and the trading price, if any, of any other securities that we may issue could decline, and you may lose all or part of your investment.

Effects of Leverage [Text Block]		From time to time, we may borrow funds to make additional investments. This is known as “leverage” and could increase or decrease returns to our stockholders. The use of leverage involves significant risks. As a BDC, with certain limited exceptions, we are permitted to borrow amounts such that our asset coverage ratio, as defined in the Investment Company Act, equals at least 150% immediately after each time we incur indebtedness. The amount of leverage that we employ will depend on our Investment Adviser’s and our Board’s assessment of market conditions and other factors at the time of any proposed borrowing. The costs associated with our borrowings, including any increase in the fees payable to our Investment Adviser, are borne by our stockholders.
Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS
Our common stock is traded on The Nasdaq Global Select Market under the symbol “CGBD.” Our common stock has historically traded at prices both above and below our NAV per share. It is not possible to predict whether our common stock will trade at, above or below NAV. See “Risk Factors—Risks Related to Offerings Pursuant to this Prospectus—Our shares of common stock have traded at a discount from NAV and may do so again, which could limit our ability to raise additional equity capital.”
The following table sets forth, for our two most recent fiscal years and our most recently completed fiscal quarter, the NAV per share of our common stock, the range of high and low closing sales prices of our common stock, the closing sales price as a premium (discount) to NAV and the dividends or distributions declared by us. On April
25
, 2023, the last reported closing sales price of our common stock on The Nasdaq Global Select Market was $
16.85
 per share, which represented a discount of approximately
0.82
% to the NAV per share reported by us as of December 31, 2023.

				High Sales Price Premium (Discount) to NAV (2)	Low Sales Price Premium (Discount) to NAV (2)	Cash Dividend Per Share (3)
		Price Range
	NAV (1)	High	Low
Year ended December 31, 2022
First Quarter	$17.11	$14.82	$13.69	(13.38)%	(19.99)%	$0.40
Second Quarter	$16.81	$14.84	$12.21	(11.72)%	(27.36)%	$0.40
Third Quarter	$17.16	$14.60	$11.44	(14.92)%	(33.33)%	$0.40
Fourth Quarter	$16.99	$14.75	$11.59	(13.18)%	(31.78)%	$0.44
Year ended December 31, 2023
First Quarter	$17.09	$15.67	$13.41	(8.31)%	(21.53)%	$0.44
Second Quarter	$16.73	$14.88	$13.13	(11.06)%	(21.52)%	$0.44
Third Quarter	$16.86	$15.83	$14.44	(6.11)%	(14.35)%	$0.44
Fourth Quarter	$16.99	$15.57	$13.40	(7.65)%	(20.52)%	$0.44
Year ended December 31, 2024
First Quarter	*	$17.08	$14.80	*	*	$0.48

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.
*	NAV has not yet been calculated for this period.

Lowest Price or Bid					$ 14.8		$ 13.4	$ 14.44	$ 13.13	$ 13.41	$ 11.59	$ 11.44	$ 12.21	$ 13.69
Highest Price or Bid					$ 17.08		$ 15.57	$ 15.83	$ 14.88	$ 15.67	$ 14.75	$ 14.6	$ 14.84	$ 14.82
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]					[13]	(7.65%)	(6.11%)	(11.06%)	(8.31%)	(13.18%)	(14.92%)	(11.72%)	(13.38%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]					[13]	(20.52%)	(14.35%)	(21.52%)	(21.53%)	(31.78%)	(33.33%)	(27.36%)	(19.99%)
NAV Per Share	[14]					[13]	$ 16.99	$ 16.86	$ 16.73	$ 17.09	$ 16.99	$ 17.16	$ 16.81	$ 17.11
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STOCK
The following description is based on relevant portions of the Maryland General Corporation Law (“MGCL”) and on our charter (“Charter”) and bylaws. This summary is not intended to be complete, and we refer you to the MGCL and our Charter and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.
STOCK
Our authorized stock consists of 200,000,000 shares, par value $0.01 per share, 198,000,000 of which are currently designated as common stock and 2,000,000 of which are currently designated as preferred stock. 2,000,000 shares of our preferred stock are further classified as shares of Convertible Preferred Stock, Series A (the “Preferred Stock.”) There are no outstanding options or warrants to purchase our stock. Our common stock is listed on the NASDAQ Global Select Market under the symbol “CGBD.” No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations. Under our Charter, our Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the MGCL, our Charter provides that the Board, without any action by our stockholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable.
Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor.
Shares of our common stock are not subject to any sinking fund and have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such t
i
me.
Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a maj
o
rity of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
The following are our outstanding classes of capital stock as of April 17, 2024:

Title of Class	Amount Authorized	(1) Amount Held by us or for Our Account	Amount Outstanding Exclusive of Amounts Shown Under (1)
Common Stock	198,000,000	None	50,794,941
Preferred Stock	2,000,000	None	2,000,000

Preferred Stock
Our Charter authorizes our Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. Prior to the issuance of shares of each class or series, the Board is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. The cost of any such reclassification would be borne by our existing common stockholders.
However, any issuance of preferred stock must comply with the requirements of the Investment Company Act. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. In addition, the Investment Company Act provides that holders of preferred stock are entitled to vote separately from holders of common stock to elect two preferred stock directors. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. We currently have no plans to issue additional preferred stock, but may determine to do so in the future.
As of April 17, 2024, we had issued and outstanding 2,000,000 shares of Preferred Stock. The Preferred Stock ranks senior to our common stock with respect to the payment of dividends and distribution of assets upon liquidation. The Preferred Stock has a liquidation preference equal to $25 per share (the “Liquidation Preference”) plus any accumulated but unpaid dividends up to but excluding the date of distribution. Dividends are payable on a quarterly basis in an initial amount equal to 7.00% per annum of the Liquidation Preference per share, payable in cash, or at our option, 9.00% per annum of the Liquidation Preference payable in additional shares of Preferred Stock. After May 5, 2027, the dividend rate will increase annually, in each case by 1.00% per annum.
The Preferred Stock is convertible, in whole or in part, at the option of the holder of the Preferred Stock into the number of shares of common stock equal to the Liquidation Preference plus any accumulated but unpaid dividends, divided by an initial conversion price of $9.50, subject to certain adjustments to prevent dilution as set forth in the Articles Supplementary. At any time after May 5, 2023, we, with the approval of the Board of Directors, including a majority of the Independent Directors, will have the option to redeem all of the Preferred Stock for cash consideration equal to the Liquidation Preference plus any accumulated but unpaid dividends. The holders of the Preferred Stock will have the right to convert all or a portion of their shares of Preferred Stock prior to the date fixed for such redemption. At any time after May 5, 2027, the holders of the Preferred Stock will have the option to require us to redeem any or all of the then-outstanding Preferred Stock upon 90 days’ notice. The form of consideration used in any such redemption is at the option of the Board of Directors, including a majority of the Independent Directors, and may be cash consideration equal to the Liquidation Preference plus any accumulated but unpaid dividends, or shares of common stock. Holders also have the right to redeem the Preferred Stock upon a Change in Control (as defined in the Article Supplementary pursuant to which the Preferred Stock was designated).
Each holder of Preferred Stock is entitled to one vote on each matter submitted to a vote of our common stockholders. In addition, for so long as we are subject to the Investment Company Act, the holders of Preferred Stock, voting separately as a single class, have the right to elect two members of the Board of Directors at all times, and the balance of the directors will be elected by the holders of the common stock and the Preferred Stock voting together. As required by the Investment Company Act, the Preferred Stock has certain additional voting rights, as set forth in the Articles Supplementary.

Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]
Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a maj
o
rity of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Security Liquidation Rights [Text Block]
In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such t
i
me.

Security Preemptive and Other Rights [Text Block]		Shares of our common stock are not subject to any sinking fund and have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Securities [Table Text Block]
The following are our outstanding classes of capital stock as of April 17, 2024:

Title of Class	Amount Authorized	(1) Amount Held by us or for Our Account	Amount Outstanding Exclusive of Amounts Shown Under (1)
Common Stock	198,000,000	None	50,794,941
Preferred Stock	2,000,000	None	2,000,000

You Would Pay The Following Expenses On A Thousand Dollar Common Stock Investment Assuming A Five Percent Annual Return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[15]	$ 126
Expense Example, Years 1 to 3	[15]	351
Expense Example, Years 1 to 5	[15]	542
Expense Example, Years 1 to 10	[15]	907
You Would Pay The Following Expenses On A Thousand Dollar Common Stock Investment Assuming A Five Percent Annual Return Resulting Entirely From Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[16]	135
Expense Example, Years 1 to 3	[16]	372
Expense Example, Years 1 to 5	[16]	570
Expense Example, Years 1 to 10	[16]	$ 935
Risks Related To Our Business And Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure

•
We are currently operating in a period of capital markets disruption and economic uncertainty, and capital markets may experience periods of disruption and instability in the future. These market conditions may materially and adversely affect debt and equity capital markets in the United States and abroad, which have had and may continue to have a negative impact on our business and operations.

•	Inflation has adversely affected and may continue to adversely affect the business, results of operations and financial condition of our portfolio companies.

•	Economic recessions or downturns could impair our portfolio companies and harm our operating results.

•	We are dependent upon our Investment Adviser for our future success, and there are significant potential conflicts of interest that could impact our investment returns.

•	Our financial condition, results of operations and ability to achieve our investment objective depend on our ability to source investments, access financing and manage future growth effectively.

•	We may need to raise additional capital to grow because we must distribute most of our income.

•
Any failure on our part to maintain our status as a BDC or RIC would reduce our operating flexibility, may hinder our achievement of our investment objective, may limit our investment choices and may subject us to greater regulation.

•
Regulations governing our operation as a BDC affect our ability to, and the way in which we will, raise additional capital. As a BDC, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage.

•	The NAV per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current NAV per share of our common stock.

•	We borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.

•	Our indebtedness could adversely affect our business, financial conditions or results of operations.

•
Changes in interest rates have increased, and may in the future increase, our cost of capital, reduce the ability of our portfolio companies to service their debt obligations and decrease our net investment income.

•	We may experience fluctuations in our quarterly results.

•	We will be subject to corporate-level income tax if we are unable to maintain our qualification as a RIC for U.S. federal income tax purposes under Subchapter M of the Code.

•	If we are not treated as a “publicly offered regulated investment company,” as defined in the Code, certain U.S. stockholders will be treated as having received a dividend from us.

•	Our Board of Directors is authorized to reclassify any unissued shares of common stock into one or more classes of preferred stock, which could convey special rights and privileges to its owners.

•	Provisions of the Maryland General Corporation Law (“MGCL”) and of our Charter and bylaws could deter takeover attempts and have an adverse impact on the price of our common stock.
•	Our Board of Directors may change our investment objective, operating policies and strategies without prior notice and without stockholder approval.

•	We are highly dependent on information systems, and systems failures could significantly disrupt our business.

•	Cybersecurity risks and cyber incidents may adversely affect our business, results of operations or those of our portfolio companies.

•
Changes in laws or regulations governing our business or the businesses of our portfolio companies, changes in the interpretation thereof or newly enacted laws or regulations, and any failure by us or our portfolio companies to comply with these laws or regulations may adversely affect our business and the businesses of our portfolio companies.

•	We are subject to certain risks as a result of our direct interest in the 2015-1 Issuer Preferred Interests.

Risks Related To Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments

•	Our investments are risky and speculative, generally illiquid and typically do not have a readily available market price.

•	We operate in a highly competitive market for investment opportunities, and compete with investment vehicles sponsored or advised by our affiliates.

•
Our portfolio companies may be highly leveraged and may incur debt that ranks equally with, or senior to, some of our investments in such companies, and our investment portfolio may be concentrated in a limited number of portfolio companies and industries.

•
Declines in the prices of corporate debt securities and illiquidity in the corporate debt markets may adversely affect the fair value of our portfolio investments, reducing our NAV through increased net unrealized depreciation.

•	To the extent we make investments in restructurings and reorganizations they may be subject to greater regulatory and legal risks than other traditional direct investments in portfolio companies.

•
The financial projections of our portfolio companies could prove inaccurate, and the due diligence investigation that our Investment Adviser carries out with respect to an investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity.

•
Our portfolio companies prepay loans from time to time, which may have the effect of reducing our investment income if the returned capital cannot be invested in transactions with equal or greater yields.

•
We invest through joint ventures, partnerships or other special purpose vehicles and our investments through these vehicles may entail greater risks, or risks that we otherwise would not incur, if we otherwise made such investments directly.

•	Our ability to enter into transactions with Carlyle and our other affiliates is restricted.

•	Our failure to make follow-on investments in our portfolio companies could impair the value of our investments.

•	Because we generally do not hold controlling equity interests in our portfolio companies, we may not be in a position to exercise control over our portfolio companies.

•	There are certain risks associated with holding debt obligations that have original issue discount or payment-in-kind interest.

Risks Related To An Investment In Our Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Securities

•	Investing in our securities involves a high degree of risk and the market price of our securities may fluctuate significantly.

•	Our shares of common stock have traded at a discount to NAV and may do so again.

•	We issued the Preferred Stock (as defined below) in May 2020 and we may in the future determine to issue additional preferred stock, which could adversely affect the market value of our common stock.

•	Holders of the Preferred Stock have the right to elect members of the board of directors and class voting rights on certain matters.

•
Purchases of our common stock under our stock repurchase program, including a Company
10b5-1
Plan, may have resulted in the price of our common stock being higher than the price that otherwise might have existed in the open market.

•	Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.

•	Our stockholders will experience dilution in their ownership percentage if they opt out of our dividend reinvestment plan.

•
If current economic and market conditions continue to contribute to capital market disruption and instability, there is a risk that our stockholders may not receive distributions or that our distributions may not grow over time and a portion of our distributions to our stockholders may be a return of capital for U.S. federal income tax purposes.

•
Our stockholders may receive shares of our common stock as dividends, which could result in adverse tax consequences to them.
Non-U.S.
stockholders may be subject to withholding of U.S. federal income tax on dividends we pay.

•	We may have difficulty paying our required distributions if we recognize taxable income before or without receiving cash representing such income.

•	We cannot assure that an active trading market for the 2028 Notes will develop or be maintained.

•	We may choose to redeem the 2028 Notes when prevailing interest rates are relatively low.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Vanderbilt Avenue
Entity Address, Address Line Two		Suite 3400
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		Justin Plouffe
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
Share Price			$ 16.85
Latest Premium (Discount) to NAV [Percent]			0.82%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Outstanding Security, Title [Text Block]				Common Stock
Outstanding Security, Authorized [Shares]				198,000,000
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				50,794,941
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Outstanding Security, Title [Text Block]				Preferred Stock
Outstanding Security, Authorized [Shares]				2,000,000
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				2,000,000

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of shares of our common stock on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that stockholders may have paid in connection with their purchase of shares of our common stock.
[2]	The expenses of the dividend reinvestment plan are included in “Other expenses”. For additional information, see “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.
[5]	The base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.50% of the average value of the Company’s gross assets at the end of the two most recently completed fiscal quarters; provided, however, the base management fee is calculated at an annual rate of 1.00% of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (A) 200% and (B) the average value of the Company’s net asset value at the end of the two most recently completed calendar quarters. “Gross assets” is determined on a consolidated basis in accordance with U.S. GAAP, includes assets acquired through the incurrence of debt, and excludes cash and any temporary investments in cash equivalents. The base management fee is payable quarterly in arrears, will be appropriately adjusted for any share issuances or repurchases during such the applicable fiscal quarters, and will be appropriately pro-rated for any partial month or quarter. For purposes of the table above, the percentage reflected is calculated based on our average net assets (rather than our average gross assets) for the same period. The base management fee is payable quarterly in arrears. See “Related Party Transactions—Investment Advisory Agreement” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference.
[6]	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $862,812 million as of December 31, 2023.
[7]	Interest payments on borrowed funds is estimated based on our interest expense for the year ended December 31, 2023 under (i) our secured borrowings under the Credit Facility, which were $260.4 million as of December 31, 2023, (ii) the $449.2 million in aggregate principal amount of notes offered by the 2015-1 Issuer (the “2015-1R Notes”), (iii) the $115 million in aggregate principal amount of 4.750% senior unsecured notes due December 31, 2024 (the “2019 Notes”), (iv) the $75 million in aggregate principal amount of 4.500% senior unsecured notes due December 31, 2024 (the “2020 Notes”), and (v) the “2028 Notes, excluding fees (such as fees on undrawn amounts and amortization of upfront fees). This estimated item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.
[8]	We may have capital gains and net investment income that could result in the payment of an incentive fee to the Investment Adviser in the twelve months after the date of this prospectus. The incentive fee payable in the example below is estimated based on our actual results for the year ended December 31, 2023, and assumes that the incentive fee is 17.5% for all relevant periods. However, the incentive fee payable to the Investment Adviser is based on our performance and will not be paid unless we achieve certain goals. The incentive fee has two parts. The first part is calculated and payable quarterly in arrears based on our pre-incentive fee net investment income for the immediately preceding calendar quarter. The second part is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Advisory Agreement, as of the termination date) in an amount equal to 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Related Party Transactions—Investment Advisory Agreement” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference.
[9]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. This amount includes the estimated annual fees and expenses of Credit Fund and Credit Fund II, which were our only acquired fund as of December 31, 2023.
[10]	Estimated.
[11]	Includes our estimated overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Investment Adviser. See “Related Party Transactions—Administration Agreement” and “—Sub-Administration Agreements” in Part II, Item 7 of our 2023 Annual Report and in Note 4 to our consolidated financial statements in our 2023 Annual Report, which are incorporated herein by reference. The expenses in this table are based on our estimated amounts for the current fiscal year.
[12]	Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter).
[13]	NAV has not yet been calculated for this period.
[14]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.
[15]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[16]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.